EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Components of basic earnings per share
The components of basic earnings per share are summarized in the following table:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS, EXCEPT PER SHARE AMOUNTS	2022	2021
Net income (loss) for the year	$492	$(44)
Attributable to:
Brookfield Corporation	—	5
Class A exchangeable and Class B shareholders	6	3
Class C shareholders	484	(52)
Non-controlling interests	2	—
Weighted average shares – Class C shares	30,919,577	19,903,823
Earnings per share per class C share - basic	$15.68	$(2.58)